SHARE CAPITAL - Share Based Payments - Share Option Plan - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 item $ / shares	Dec. 31, 2019 item $ / shares
SHARE CAPITAL
Risk-free interest rate	0.50%	1.60%
Expected volatility	45.00%	47.00%
Expected life | item	3	3
Expected dividend yield	1.10%	0.20%
Weighted-average common share price | $ / shares	$ 4.78	$ 4.13
Weighted average remaining contractual life	2 years 8 months 23 days	3 years 15 days